Cover	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 07, 2021
Entity Registrant Name	EVERTEC, Inc.
Entity Incorporation, State or Country Code	PR
Entity File Number	001-35872
Entity Central Index Key	0001559865
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends and supplements the Current Report on Form 8-K filed by EVERTEC, Inc. (the “Company”) with the Securities and Exchange Commission on April 29, 2021 (the “Original Form 8-K”), to disclose the effectiveness of the respective appointments of Mr. Diego Viglianco as Executive Vice President and Chief Operating Officer of the Company, and Mr. Philip Steurer as Senior Vice President and Chief Strategy Officer of the Company, and the termination of Mr. Viglianco’s consulting agreement. Other than as specifically set forth in this Amendment No. 1, no other modification to the Original Form 8-K is being made. The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Amendment No. 1.
Entity Tax Identification Number	66-0783622
Entity Address, Address Line One	Cupey Center Building,
Entity Address, Address Line Two	Road 176, Kilometer 1.3,
Entity Address, City or Town	San Juan,
Entity Address, Country	PR
Entity Address, Postal Zip Code	00926
City Area Code	787
Local Phone Number	759-9999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EVTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false